STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT (Parenthetical) - shares	Jul. 31, 2024	Dec. 31, 2023
Shares issued during period (in shares)	3,287,018
Previously Reported
Shares issued during period (in shares)		1